Statement of Financial Position (Parenthetical) (Common Stock [Member], EUR €)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Common Stock [Member]
Common Stock, Par Value Per Share	€ 0.13	€ 0.13
Common Stock, Shares, Issued	13,726,532	13,389,929
Common Stock, Shares, Outstanding	13,345,004	13,008,401
Treasury Stock, Shares	381,528	381,528